Cash and cash equivalents - Schedule of Cash and Cash Equivalents (Details) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Subclassifications of assets, liabilities and equities [abstract]
Cash	$ 4,592	$ 5,592
Term bank deposits	17,324	15,947
Cash equivalents (excluding term bank deposits)	3,670	1,945
Total cash and cash equivalents	$ 25,586	$ 23,484	$ 26,389	$ 29,763